UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Genesis Capital Management, LP
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Address:  909 Montgomery Street, Suite 500
          ----------------------------------------------------------------------
          San Francisco, CA 94133
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05737
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gail Seneca
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    415-486-6500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Gail Seneca                             San Francisco, CA              4/15/02
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         65
                                        -------------------

Form 13F Information Table Value Total:       229,748
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
     NAME OF ISSUER               TITLE       CUSIP      VALUE    SHRS OR  SH/  PR/     INVESTMENT     OTHER       VOTING AUTHORITY
                                   OF                   (x$1000)  PRN AMT  PRN  CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
3M Company                         COM      88579Y101      981      8530    SH        Defined                            8530
ATI Technologies Inc               COM      001941103     5242    391220    SH        Defined                          391220
Advanced Micro Devices Inc         COM      007903107     6391    434490    SH        Defined                          434490
Affiliated Computer Svcs-A         COM      008190100     5082     90540    SH        Defined                           90540
Allergan Inc                       COM      018490102     6420     99300    SH        Defined                           99300
Altera Corp                        COM      021441100     7203    329340    SH        Defined                          329340
American Eagle Outfitters          COM      2.55E+109     5194    209670    SH        Defined                          209670
American Express Co                COM      025816109      999     24380    SH        Defined                           24380
AmerisourceBergen Corporation      COM      3.07E+108     6036     88370    SH        Defined                           88370
Atmel Corp                         COM      049513104     6925    682920    SH        Defined                          682920
Baxter International Inc           COM      071813109     1037     17420    SH        Defined                           17420
Biomet Inc                         COM      090613100     2194     81080    SH        Defined                           81080
Biovail Corp                       COM      09067J109     6590    131850    SH        Defined                          131850
Brocade Communications Sys         COM      111621108     4458    165110    SH        Defined                          165110
Charter One Fin Inc                COM      160903100     7071    226491    SH        Defined                          226491
Cisco Systems Inc                  COM      17275R102      674     39810    SH        Defined                           39810
Citigroup Inc                      COM      172967101      876     17681    SH        Defined                           17681
Clear Channels Communications      COM      184502102      966     18790    SH        Defined                           18790
Clorox Co                          COM      189054109     6205    142220    SH        Defined                          142220
Colgate-Palmolive Co               COM      194162103      921     16110    SH        Defined                           16110
Danaher Corp                       COM      235851102     5567     78390    SH        Defined                           78390
Dell Computer Corp                 COM      247025109      891     34120    SH        Defined                           34120
Electronic Arts Inc                COM      285512109     6989    114950    SH        Defined                          114950
Exxon Mobil Corp                   COM      30231G102      712     16250    SH        Defined                           16250
First Data Corp                    COM      319963104      816      9350    SH        Defined                            9350
General Electric Co                COM      369604103      509     13580    SH        Defined                           13580
Genzyme Corp General Division      COM      372917104     3010     68930    SH        Defined                           68930
Goldman Sachs Group Inc            COM      38141G104      975     10800    SH        Defined                           10800
HCA - The Healthcare Company       COM      404119109      685     15530    SH        Defined                           15530
Harley Davidson Inc                COM      412822108     6078    110240    SH        Defined                          110240
Home Depot Inc                     COM      437076102      762     15670    SH        Defined                           15670
Intel Corp                         COM      458140100     1028     33800    SH        Defined                           33800
International Business Machine     COM      459200101      671      6450    SH        Defined                            6450
Jabil Circuit Inc                  COM      466313103     7092    301420    SH        Defined                          301420
Juniper Networks Inc               COM      48203R104     5255    416390    SH        Defined                          416390
Kellogg Co                         COM      487836108      733     21830    SH        Defined                           21830
LSI Logic Corp                     COM      502161102     6135    360860    SH        Defined                          360860
Limited Inc                        COM      532716107     7128    398189    SH        Defined                          398189
Marriot Intl Inc New Cl A          COM      571903202      734     16340    SH        Defined                           16340
Marvell Technology Group Ltd       COM      G5876H105     8248    188310    SH        Defined                          188310
Masco Corp                         COM      574599106      881     32080    SH        Defined                           32080
Maytag Corp                        COM      578592107     5010    113220    SH        Defined                          113220
Medtronic Inc                      COM      585055106     1054     23310    SH        Defined                           23310
Micrel Inc                         COM      594793101     3237    128340    SH        Defined                          128340
Micron Technolgy Inc               COM      595112103      945     28720    SH        Defined                           28720
Microsoft Corp                     COM      594918104      588      9750    SH        Defined                            9750
Morgan Stanley Dean Witter & C     COM      617446448     1052     18350    SH        Defined                           18350
Newell Rubbermaid Inc.             COM      651229106     5271    164940    SH        Defined                          164940
Nokia Corp - Spon ADR              COM      654902204      691     33330    SH        Defined                           33330
Novellus Systems Inc               COM      670008101     7227    133490    SH        Defined                          133490
Pfizer Inc                         COM      717081103      891     22430    SH        Defined                           22430
Procter & Gamble Co                COM      742718109      799      8870    SH        Defined                            8870
RF Micro Devices Inc               COM      749941100     5370    300020    SH        Defined                          300020
SPX Corp                           COM      784635104     7733     54620    SH        Defined                           54620
Semtech Corp                       COM      816850101     6342    173760    SH        Defined                          173760
St Jude Medical Inc                COM      790849103     6196     80310    SH        Defined                           80310
Starwood Hotels & Resorts Worl     COM      85590A203     5809    154460    SH        Defined                          154460
Sun Microsystems Inc               COM      866810104      724     82130    SH        Defined                           82130
Taiwan Semiconductors              COM      874039100     1174     56560    SH        Defined                           56560
Talbots Inc                        COM      874161102     4548    128480    SH        Defined                          128480
Texas Instruments Inc              COM      882508104      989     29880    SH        Defined                           29880
Tiffany & Co                       COM      886547108     6428    180810    SH        Defined                          180810
Univision Communications-A         COM      914906102     7059    168070    SH        Defined                          168070
Walmart Stores Inc                 COM      931142103      988     16120    SH        Defined                           16120
Zions Bancorporation               COM      989701107     3263     55050    SH        Defined                           55050